Goodwill (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Goodwill	$ 148,550,618	$ 161,583,233
Additions for business combinations	12,000,472	5,557,026
Other increases	(456,007)	29,770,740
Conversion effect	(24,577,080)	(1,336,589)
Sub-Total	(13,032,615)	33,991,177
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Goodwill	$ 148,550,618	$ 161,583,233	$ 127,592,056